Revenue from Contracts with Customer (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Contract Assets and Contract Liabilities	Contract Assets and Contract Liabilities

	December 31,	September 30,
	2019	2020
Contract assets	$644	$313
Deferred revenues	213,145	179,900

	January 1,	December 31,
	2019	2019
Contract assets	$173	$644
Deferred revenues	212,529	213,145

Disaggregation of Revenue by Type and Location

	Nine Months Ended
	September 30,
	2019	2020
Revenues:
Subscriptions:
SELECT subscriptions	$196,564	$199,848
Enterprise license subscriptions	135,959	165,268
Term license subscriptions	112,815	135,895
Subscriptions	445,338	501,011
Perpetual licenses:
Perpetual licenses	38,255	36,020
Subscriptions and licenses	483,593	537,031
Services:
Professional services (recurring)	15,682	11,624
Professional services (other)	34,457	33,322
Services	50,139	44,946
Total revenues	$533,732	$581,977

	Year Ended December 31,
	2018	2019
	Topic 605	Topic 605	Topic 606
Revenues:
Subscriptions:
SELECT subscription revenues	$273,745	$267,340	$267,249
Enterprise license subscriptions	182,816	196,081	184,833
Term license subscriptions	100,860	150,504	156,218
Subscriptions	557,421	613,925	608,300
Perpetual licenses:
Perpetual licenses	61,065	52,519	59,693
Subscriptions and licenses	618,486	666,444	667,993
Services:
Professional services (recurring)	25,981	22,974	22,797
Professional services (all other)	47,243	45,431	45,864
Services	73,224	68,405	68,661
Total revenues	$691,710	$734,849	$736,654